Income Taxes (Operating Loss Carryforwards) (Details) (PRC subsidiaries [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	$ 951.9
Expire in Year 2012 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	252.7
Expire in Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	179.7
Expire in Year 2014 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	237.7
Expire in Year 2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	86.3
Expire in Year 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	$ 195.5